SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of supplier (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total net revenues were executed and cleared by one supplier | Concentration of supplier | Supplier
Concentration Risk [Line Items]
Concentration risk (in percent)	57.40%	74.80%	78.40%